Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Loss Attributable to Ordinary Shareholders

Loss attributable to ordinary and common shareholders:	2020		2021		2022
	BASIC	DILUTED	BASIC	DILUTED	BASIC	DILUTED
Loss for the year, attributable to equity holders of the parent	$(240,980)	$(240,980)	$(100,929)	$(100,929)	$(447,793)	$(447,793)
Loss attributable to ordinary and common shareholders	(240,980)	(240,980)	(100,929)	(100,929)	(447,793)	(447,793)

Weighted-average number of ordinary and common shares:
	BASIC	DILUTED	BASIC	DILUTED	BASIC	DILUTED
Issued ordinary shares at January 1	132,188,281	132,188,281	132,204,201	132,204,201	252,803,846	252,803,846
Effect of shares issued	4,599	4,599	31,051,583	31,051,583	29,438,298	29,438,298
Weighted-average number of ordinary and common shares	132,192,880	132,192,880	163,255,784	163,255,784	282,242,144	282,242,144

Loss per share:
	BASIC	DILUTED	BASIC	DILUTED	BASIC	DILUTED
Loss per share	$(1.82)	$(1.82)	$(0.62)	$(0.62)	$(1.59)	$(1.59)

Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders	The Company excluded the following potential A Ordinary shares and common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders and common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	YEAR ENDED DECEMBER 31,
	2020	2021	2022
Convertible preferred shares (as converted to A Ordinary shares)	87,711,133	—	—
Options to purchase A Ordinary and Common shares	57,212,650	83,573,631	99,201,843
Convertible Debt (as converted to common shares)	25,944,000	—	6,126,554
Warrants to purchase A Ordinary shares	5,430,781	5,430,781	5,373,008
Warrants to purchase common shares	6,200,947	13,578,294	13,578,244
	182,499,511	102,582,706	124,279,649